Share-based payments - Share options and awards (Details) - GBP (£) £ / shares in Units, shares in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year		£ 1.99	[1],[2]	£ 2.3
Weighted average share price at exercise/ release during year		£ 2.11	[1],[2]	£ 2.3
Weighted average remaining contractual life in years	[1],[2]			1 year
Number of options/ awards outstanding	[1],[2]	58,370		167,476	291,464
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1],[2]	£ 1.94		£ 2.25
Weighted average share price at exercise/ release during year	[1],[2]	£ 2.1		£ 2.07
Weighted average remaining contractual life in years	[1],[2]	1 year		1 year
Number of options/ awards outstanding	[1],[2]	183,962		115,929	0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding	[3]	38,092		129,307	180,265	[2]
Others [member] | Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[3]	£ 0.36		£ 0.41
Weighted average share price at exercise/ release during year	[3]	£ 1.82		£ 1.52
Weighted average remaining contractual life in years	[3]	0 years		0 years
Others [member] | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[3]	£ 2.11		£ 2.3
Weighted average share price at exercise/ release during year	[3]	£ 2.11		£ 2.3
Weighted average remaining contractual life in years	[3]	3 years		3 years

[1]	Nil cost award and therefore the weighted average exercise price was nil.
[2]	Options/award granted over Barclays PLC shares.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was (1,339,640) ) . The weighted average exercise price relates to Sharesave.